Right of Use Assets	6 Months Ended
Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Right of Use Assets
6.	Right of use assets

	Building	Vehicles and equipment	Total
	$	$	$
Cost
At January 1, 2020	757	106	863
Modification of building lease	(259)	—	(259)
Disposals	—	(21)	(21)
Impact of foreign exchange rate changes	1	—	1
At June 30, 2020	499	85	584

	Building	Vehicles and equipment	Total
	$	$	$
Accumulated Depreciation
At January 1, 2020	242	39	281
Disposals	—	(20)	(20)
Depreciation	116	16	132
Impact of foreign exchange rate changes	1	—	1
At June 30, 2020	359	35	394

	Building	Vehicles and equipment	Total
	$	$	$
Carrying amount
At June 30, 2020	140	50	190
As at December 31, 2019	515	67	582

Upon the renegotiation of the building lease agreement completed effective April 30, 2020 (note 10), a modification was recorded to the building right of use asset in the amount of $259, representing the reduction in the square footage leased from the landlord.